Goodwill and Intangible Assets, Net - Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 9,293	$ 9,763
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7,538	7,984
Extraction rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,277	1,350
Industrial property and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	17	23
Mining projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	33	45
Internally developed software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	286	228
Other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	142	133
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	10,659	11,098
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7,538	7,984
Cost [member] | Extraction rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,729	1,781
Cost [member] | Industrial property and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	32	45
Cost [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	196	196
Cost [member] | Mining projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	39	52
Cost [member] | Internally developed software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	820	689
Cost [member] | Other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	305	351
Accumulated Depreciation, amortization and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,366)	(1,335)
Accumulated Depreciation, amortization and Impairment [member] | Extraction rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(452)	(431)
Accumulated Depreciation, amortization and Impairment [member] | Industrial property and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(15)	(22)
Accumulated Depreciation, amortization and Impairment [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(196)	(196)
Accumulated Depreciation, amortization and Impairment [member] | Mining projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(6)	(7)
Accumulated Depreciation, amortization and Impairment [member] | Internally developed software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(534)	(461)
Accumulated Depreciation, amortization and Impairment [member] | Other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ (163)	$ (218)